FAIR VALUE (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE
Investments	$ 2,006	$ 2,388
Fair value, beginning	107,260	34,414
Option - PC Gold	4,692	3,974
Level 1
FAIR VALUE
Investments	2,006	2,388
Fair value, beginning	0	0
Option - PC Gold	0	0
Level 2
FAIR VALUE
Investments	0	0
Fair value, beginning	0	0
Option - PC Gold	0	0
Level 3
FAIR VALUE
Investments	0	0
Fair value, beginning	107,260	34,414
Option - PC Gold	$ 4,692	$ 3,974